Assets Under Development	12 Months Ended
Dec. 31, 2025
Extractive Industries [Abstract]
Assets Under Development

16.	ASSETS UNDER DEVELOPMENT

	2025			2024
(in thousands of $)	FLNG Gimi	MKII FLNG	Total	FLNG Gimi	MKII FLNG	Total
Balance as of January 1,	1,762,632	498,565	2,261,197	1,562,828	—	1,562,828
Transferred from other non-current assets	—	—	—	—	255,289	255,289
Transferred from vessels and equipment, net and other current assets	—	76,270	76,270	—	—	—
Additions	65,381	596,711	662,092	109,130	238,079	347,209
Interest costs capitalized	38,816	56,583	95,399	90,674	5,197	95,871
Reimbursement of capital spares invoiced to bp at COD	(43,152)	—	(43,152)	—	—	—
Derecognition on commencement of sales-type lease (note 7)	(1,823,677)	—	(1,823,677)	—	—	—
Balance as of December 31,	—	1,228,129	1,228,129	1,762,632	498,565	2,261,197

16.1. FLNG Gimi
In February 2019, Gimi MS entered into a LOA with bp, and our subsidiary Golar MS Operator S.A.R.L. The LOA provides for the construction and conversion of LNG carrier Gimi to an FLNG, commissioning and completing specified acceptance tests commencing on COD. FLNG Gimi arrived at the GTA Hub's operating boundary on January 10, 2024 and was securely moored to the Hub on February 20, 2024.
On June 12, 2025, FLNG Gimi achieved COD, resulting in the commencement of the 20-year LOA. In connection with the LOA, $43.2 million of capital spares and consumables procured during the conversion and commissioning of the FLNG Gimi, but not consumed, were invoiced to bp upon COD. This amount was recorded as a reduction to the asset under development prior to derecognition and reclassified to “Trade receivables” upon COD. Thereafter, we derecognized the FLNG Gimi asset under development of $1,823.7 million and recognized a net investment in a sales-type lease receivable (note 7).
Following COD, we will operate and maintain FLNG Gimi, making her capacity exclusively available for the liquefaction of natural gas from the GTA Project and offloading of LNG produced.

16.2 MKII FLNG

On September 17, 2024, Golar's Board approved the entry into an EPC agreement with CIMC for a MKII FLNG with an annual liquefaction capacity of 3.5 mtpa. Under the EPC agreement, B&V will provide its licensed PRICO® technology, perform detailed engineering and process design, specify and procure topside equipment and provide commissioning support for the FLNG topsides and liquefaction process, similar to B&V's role in the construction of Golar’s existing assets, the FLNG Hilli and FLNG Gimi.

The execution of the binding EPC agreement signifies that the MKII FLNG conversion is virtually certain. Consequently, all MKII FLNG costs of $255.3 million, previously classified as “Other non-current assets”, were reclassified to “Assets under development”, comprised of:

•$59.4 million and $109.8 million of project engineering costs and long lead items, respectively, as of December 31, 2023; and
•$86.1 million of project engineering costs and long lead items incurred from January 1, 2024 to September 17, 2024.

Costs incurred after this date have been presented as additions to the MKII FLNG asset under development.

On February 14, 2025, Fuji LNG, the donor vessel for the MKII FLNG, arrived at CIMC's yard for conversion. Concurrently, the net book value of the vessel of $76.3 million previously included within “Vessels and equipment, net” was reclassified to “Asset under development”.

In September 2024, we issued a $100.0 million LC in favor of B&V with CIMC. Under the provisions of the LC, the profile reduces over time to reflect payments made by CIMC under the EPC agreement. There is no associated cash collateral, however a 1.5% upfront fee was paid and a 1.75% annual margin is payable on the outstanding balance which expires in January 2028.

The total estimated budget for the MKII FLNG conversion is estimated at $2.2 billion, inclusive of the donor vessel (Fuji LNG), yard supervision, spares, crew, training, contingencies, initial bunker supply and voyage related costs to deliver the FLNG to its operational site, excluding financing costs. The MKII FLNG is expected to be delivered in Q4 2027.

As of December 31, 2025, the estimated timing of the outstanding payments is as follows. Of the total amount, $91.0 million and $12.5 million are presented within “Trade accounts payable” and “Accrued expenses”, respectively, in the consolidated balance sheets:

(in thousands of $)
Year ending December 31,
2026	416,773
2027	422,224
2028	178,133
2029	166,336
Total	1,183,466